OTHER FINANCIAL ITEMS, NET	12 Months Ended
Dec. 31, 2013
OTHER FINANCIAL ITEMS, NET [Abstract]
OTHER FINANCIAL ITEMS, NET
7. OTHER FINANCIAL ITEMS, NET

(in thousands of $)	2013	2012	2011
Amortization of deferred financing costs	(5,828)	(1,123)	(931)
Financing arrangement fees and other costs	(2,101)	(411)	(536)
Interest expense on un-designated interest rate swaps	(8,188)	(6,609)	(5,788)
Mark-to-market adjustment for interest rate swap derivatives (see note 23)	12,845	1,328	(9,427)
Mark-to-market adjustment for currency swap derivatives (see note 23)	(4,839)	7,204	(1,417)
Foreign exchange gain (loss) on capital lease obligations and related restricted cash	7,084	(5,602)	182
Foreign exchange loss on operations	(634)	(176)	(604)
Total	(1,661)	(5,389)	(18,521)

As discussed in note 2, mark-to-market adjustments on interest rate and currency swap derivatives also include an allocation of Golar's mark-to-market adjustments on derivatives entered into by Golar. For the years ended December 31, 2012 and 2011, the amounts allocated to the Partnership was a gain of $0.1 million and loss of $2.5 million, respectively.